UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   February 19, 2021 to March 17, 2021

Commission File Number of issuing entity:  333-165147-01

Central Index Key Number of issuing entity:  0001529658

J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-165147

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Bradley J. Horn (212) 834-9708
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352
38-3851353
38-7003224
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 17, 2021 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on March 17, 2021

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	24.96%	4	$1,626,431.94

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from February 19, 2021 to March 17, 2021. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 11, 2021. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on February 11, 2021. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the “Prospectus Supplement”)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b)(1) of Regulation AB, the most recent unaudited net operating income of the significant obligor was -$11,550,398.16 for the period January 1, 2020 through December 31, 2020. There is no new activity to report at this time.

Truist Bank, formerly known as SunTrust Bank, the lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan and the SunTrust Bank Portfolio II Mortgage Loan (Loan # 2 and Loan #13, respectively) on Annex A-1 of the prospectus supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the prospectus supplement. Year-end financial information required under Item 1112(b) of Regulation AB, can be found in the tables below.

Definition	Dollar figures in thousands	Truist Bank
	Charlotte, NC
	Dec. 31, 2020
Income and Expense
1	Number of institutions reporting	1
2	Total interest income	14,658,000
3	Total interest expense	1,359,000
4	Net interest income	13,299,000
5	Provision for credit losses*	2,056,000
6	Total noninterest income	6,906,000
7	Fiduciary activities	472,000
8	Service charges on deposit accounts	1,021,000
9	Trading account gains & fees	114,000
10	Additional noninterest income	5,299,000
11	Total noninterest expense	13,547,000
12	Salaries and employee benefits	7,148,000
13	Premises and equipment expense	1,343,000
14	Additional noninterest expense	5,056,000
15	Pre-tax net operating income	4,602,000
16	Securities gains (losses)	442,000
17	Applicable income taxes	906,000
18	Income before extraordinary items	4,138,000
19	Discontinued operations (Extraordinary gains - net)**	0
20	Net income attributable to bank and noncontrolling interests	4,138,000
21	Net income attributable to noncontrolling interests	10,000
22	Net income attributable to bank	4,128,000
23	Net charge-offs	894,000
24	Cash dividends	2,800,000
25	Sale, conversion, retirement of capital stock, net	308,000
26	Net operating income	3,775,560

* Note: For institutions that have adopted CECL methodology (ASU 2016-13), this item represents provisions for all credit losses on a consolidated basis. For institutions that have not adopted CECL methodology (ASU 2016-13), this item represents the provision for loan and lease losses.

** Note: Accounting change as of September 2016, Extraordinary Gains, Net now only includes Discontinued Operations Expense.

Definition	Dollar figures in thousands	Truist Bank
	Charlotte, NC
	Dec. 31, 2020

Assets and Liabilities
1	Total employees (full-time equivalent)	50,236
2	Total assets	498,944,000
3	Cash and due from depository institutions	18,472,000
4	Interest-bearing balances	13,506,000
5	Securities*	121,595,000
6	Federal funds sold & reverse repurchase agreements	93,000
7	Net loans & leases	296,129,000
8	Allowance for loan and lease losses**	4,940,000
9	Trading account assets	5,546,000
10	Bank premises and fixed assets	4,848,000
11	Other real estate owned	67,000
12	Goodwill and other intangibles	28,952,000
13	All other assets	23,242,000
14	Total liabilities and capital	498,944,000
15	Total liabilities	433,307,000
16	Total deposits	395,781,000
17	Interest-bearing deposits	267,081,000
18	Deposits held in domestic offices	395,781,000
19	% insured	53.93%
20	Federal funds purchased & repurchase agreements	210,000
21	Trading liabilities	609,000
22	Other borrowed funds	20,864,000
23	Subordinated debt	5,142,000
24	All other liabilities	10,701,000
25	Total equity capital	65,637,000
26	Total bank equity capital	65,531,000
27	Perpetual preferred stock	0
28	Common stock	24,000
29	Surplus	54,540,000
30	Undivided profits	10,967,000
31	Noncontrolling interests in consolidated subsidiaries	106,000

Memoranda:
32	Noncurrent loans and leases	3,283,000
33	Noncurrent loans that are wholly or partially guaranteed by the U.S. government	1,928,000
34	Income earned, not collected on loans	1,106,000
35	Earning assets	433,241,000
36	Long-term assets (5+ years)	199,748,000
37	Average Assets, year-to-date	487,458,800
38	Average Assets, quarterly	493,480,000
39	Total risk weighted assets	368,303,620
40	Adjusted average assets for leverage capital purposes	467,114,000
41	Life insurance assets	6,431,000
42	General account life insurance assets	4,317,000
43	Separate account life insurance assets	1,542,000
44	Hybrid life insurance assets	572,000
45	Volatile liabilities	7,357,000
46	Insider loans	38,000
47	FHLB advances	3,527,000
48	Loans and leases held for sale	6,013,000
49	Unused loan commitments	187,010,000
50	Tier 1 (core) risk-based capital	40,642,000
51	Tier 2 risk-based capital	7,240,000
52	Total unused commitments	187,010,000
53	Derivatives	318,210,000

*Note: For institutions that have adopted CECL Methodology (ASU 2016-13), securities are reported net of allowances for credit losses.

** Note: For institutions that have adopted CECL methodology (ASU 2016-13), this item represents the allowance for credit losses on loans and leases held for investment and allocated transfer risk.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the March 17, 2021 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Bradley J. Horn
Bradley J. Horn, Executive Director

Date: March 22, 2021